TRANSACTIONS WITH RELATED PARTIES - Schedule of key management personnel compensation (Details) - Key management personnel of entity or parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Remuneration	$ 12,751	$ 12,354	$ 12,815
Board compensation	1,306	1,786	1,429
Non-monetary benefits	99	423	606
Short-term benefits	55,362	17,483	13,604
Termination benefits	0	1,341	59
Total	$ 69,518	$ 33,387	$ 28,513